Shareholders' Equity - Summary of Share Premium (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of share premium [Line Items]
Beginning balance	€ 7,731	€ 7,873	€ 8,059
Share dividend	(244)	(142)	(186)
Ending balance	7,487	7,731	7,873
Common shares [member]
Disclosure of share premium [Line Items]
Beginning balance	6,078	6,220
Ending balance	5,834	6,078	6,220
Common share B [member]
Disclosure of share premium [Line Items]
Beginning balance	1,653	1,653
Ending balance	€ 1,653	€ 1,653	€ 1,653